Real estate property under development and held for sale (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013
Real Estate Properties [Line Items]
Under development	$ 1,913,431,712	$ 1,419,463,247
Profit recognized	122,076,765	288,139,603
Less: progress billings	(494,692,506)	(775,084,144)
Total real estate property under development	1,540,815,971	932,518,706
Real estate property held for sale	2,970,379	5,524,041
Total real estate property development completed, under development and held for sale	1,543,786,350	938,042,747
Aggregate net book value of land use right pledged as collateral for bank loans	986,517,151	194,508,955
Real estate pledged as collateral for bank loans	18,755,006	0
Use Rights [Member]
Real Estate Properties [Line Items]
Total real estate property under development	1,417,550,019	815,651,828
Zhengzhou Century East A [Member]
Real Estate Properties [Line Items]
Under development	9,002,921	58,191,063
Zhengzhou Century East B [Member]
Real Estate Properties [Line Items]
Under development	2,706,668	32,746,317
Zhengzhou Royal Palace [Member]
Real Estate Properties [Line Items]
Under development	9,215,534	36,513,783
Jinan Xinyuan Splendid [Member]
Real Estate Properties [Line Items]
Under development	60,796,415	246,411,869
Zhengzhou Yipin Xiangshan Phase II [Member]
Real Estate Properties [Line Items]
Under development	0	2,771,029
Xuzhou Colorful City [Member]
Real Estate Properties [Line Items]
Under development	46,050,508	52,265,536
Zhengzhou Xin City [Member]
Real Estate Properties [Line Items]
Under development	107,016,038	142,442,382
Suzhou Xin City [Member]
Real Estate Properties [Line Items]
Under development	52,106,156	84,443,063
Beijing Xindo Park [Member]
Real Estate Properties [Line Items]
Under development	228,237,365	198,205,122
Kunshan Royal Palace [Member]
Real Estate Properties [Line Items]
Under development	230,433,965	230,141,756
Suzhou Lake Royal Palace [Member]
Real Estate Properties [Line Items]
Under development	192,480,995	170,300,658
Xingyang Splendid I [Member]
Real Estate Properties [Line Items]
Under development	31,827,698	19,212,556
Xingyang Splendid II [Member]
Real Estate Properties [Line Items]
Under development	6,798,541	4,529,500
Xingyang Splendid III [Member]
Real Estate Properties [Line Items]
Under development	21,941,582	20,470,828
Zhengzhou Thriving Family (residential) [Member]
Real Estate Properties [Line Items]
Under development	44,481,521	26,882,515
Zhengzhou Thriving Family (commercial) [Member]
Real Estate Properties [Line Items]
Under development	29,921,701	28,263,162
Jinan Royal Palace [Member]
Real Estate Properties [Line Items]
Under development	232,174,082	0
Sanya Yazhou Bay No.1 [Member]
Real Estate Properties [Line Items]
Under development	61,320,747	0
Shanghai Royal Palace [Member]
Real Estate Properties [Line Items]
Under development	159,582,822	0
Changsha Xinyuan Splendid [Member]
Real Estate Properties [Line Items]
Under development	124,467,724	0
Chengdu Thriving Family [Member]
Real Estate Properties [Line Items]
Under development	183,397,718	0
New York Oosten [Member]
Real Estate Properties [Line Items]
Under development	79,471,012	65,672,108
Northern Nevada Land Portfolio [Member]
Real Estate Properties [Line Items]
Real estate property held for sale	588,000	588,000
Lennox Project [Member]
Real Estate Properties [Line Items]
Real estate property held for sale	$ 2,382,379	$ 4,936,041